Secured Bank Borrowings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Debt Instrument [Line Items]
Short-term borrowings	$ 7,272	¥ 50,000	¥ 50,000
Long-term bank borrowings (including current portion)		187,284	257,927
Unsecured Borrowing
Debt Instrument [Line Items]
Long-term bank borrowings (including current portion)		49,284	99,927
Secured by a Subsidiary's Fixed Assets and Land Use Right | Long-term bank borrowings, (including current portion) 1
Debt Instrument [Line Items]
Long-term bank borrowings (including current portion)		138,000	158,000
Secured by restricted cash | Short-term bank borrowings 1
Debt Instrument [Line Items]
Short-term borrowings		¥ 50,000	¥ 50,000